UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 29, 2024

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 96.8%
U.S. Government Agencies — 23.8%
Federal Farm Credit Bank (FFCB)	3.625%	3/6/24	$17,500,000	$17,495,653
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.015%)	5.345%	4/8/24	25,000,000	24,999,731	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.050%)	5.360%	4/12/24	75,000,000	75,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.045%)	5.355%	4/25/24	5,000,000	4,999,164	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.045%)	5.355%	5/24/24	2,000,000	1,999,436	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	5.390%	5/24/24	50,000,000	49,995,569	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	5.440%	7/9/24	75,000,000	74,998,743	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	5.410%	8/1/24	20,000,000	20,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.100%)	5.400%	8/26/24	100,000,000	99,965,658	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.135%)	5.445%	9/5/24	101,100,000	101,099,902	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	5.410%	10/7/24	9,895,000	9,893,713	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.180%)	5.510%	12/16/24	100,000,000	100,039,892	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.150%)	5.460%	1/3/25	30,000,000	30,000,000	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.170%)	5.500%	1/6/25	75,000,000	75,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.170%)	5.480%	1/23/25	41,000,000	41,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	5.410%	2/3/25	149,900,000	149,858,422	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.020%)	5.480%	2/10/25	100,000,000	100,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.995%)	5.505%	3/20/25	50,000,000	50,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.140%)	5.450%	4/25/25	115,000,000	114,947,525	(a)

See Notes to Financial Statements.

Government Portfolio 2024 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (SOFR + 0.160%)	5.470%	5/15/25	$75,000,000	$75,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	5.460%	6/18/25	110,000,000	109,979,786	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.190%)	5.520%	6/20/25	25,000,000	25,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	5.440%	8/13/25	75,000,000	75,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.010%)	5.490%	9/15/25	50,000,000	50,000,000	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.135%)	5.465%	11/10/25	75,000,000	75,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.155%)	5.465%	11/28/25	30,000,000	30,000,000	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.190%)	5.500%	12/1/25	25,000,000	25,012,604	(a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.150%)	5.460%	12/15/25	115,000,000	115,000,000	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	5.413%	4/1/24	35,000,000	34,839,058	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	5.468%	8/22/24	80,000,000	77,989,334	(b)
Federal Home Loan Bank (FHLB)	3.375%	3/8/24	22,500,000	22,491,130
Federal Home Loan Bank (FHLB)	5.320%	3/8/24	22,720,000	22,720,000
Federal Home Loan Bank (FHLB) (SOFR + 0.050%)	5.360%	3/28/24	90,000,000	90,000,000	(a)
Federal Home Loan Bank (FHLB)	5.340%	4/23/24	100,000,000	100,000,000
Federal Home Loan Bank (FHLB) (SOFR + 0.000%)	5.310%	5/10/24	40,000,000	40,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.065%)	5.375%	5/10/24	110,000,000	110,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.065%)	5.375%	5/24/24	75,000,000	75,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.120%)	5.430%	5/28/24	90,000,000	90,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.080%)	5.390%	6/6/24	175,000,000	175,000,000	(a)
Federal Home Loan Bank (FHLB)	5.450%	6/11/24	132,000,000	132,000,000

See Notes to Financial Statements.

14	Government Portfolio 2024 Semi-Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB) (SOFR + 0.060%)	5.370%	6/18/24	$140,000,000	$140,000,000	(a)
Federal Home Loan Bank (FHLB)	2.750%	6/28/24	29,560,000	29,308,317
Federal Home Loan Bank (FHLB)	5.500%	8/26/24	78,370,000	78,399,099
Federal Home Loan Bank (FHLB)	1.610%	9/4/24	66,425,000	65,147,953
Federal Home Loan Bank (FHLB)	3.250%	9/13/24	50,000,000	49,421,236
Federal Home Loan Bank (FHLB)	3.500%	9/13/24	36,000,000	35,653,185
Federal Home Loan Bank (FHLB)	5.500%	10/11/24	50,000,000	50,019,341
Federal Home Loan Bank (FHLB)	5.620%	11/12/24	100,000,000	100,000,000
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	5.420%	11/21/24	147,200,000	147,200,000	(a)
Federal Home Loan Bank (FHLB)	5.125%	12/2/24	19,000,000	19,023,251
Federal Home Loan Bank (FHLB)	2.750%	12/13/24	18,755,000	18,457,459
Federal Home Loan Bank (FHLB)	1.000%	12/20/24	47,025,000	45,623,038
Federal Home Loan Bank (FHLB)	4.750%	12/26/24	30,000,000	29,982,723
Federal Home Loan Bank (FHLB) (SOFR + 0.130%)	5.440%	1/28/25	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.140%)	5.450%	4/21/25	75,000,000	75,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.135%)	5.445%	5/2/25	9,970,000	9,973,043	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.150%)	5.460%	5/28/25	17,780,000	17,788,963	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.115%)	5.425%	6/16/25	50,000,000	50,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.115%)	5.425%	7/8/25	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.155%)	5.465%	7/8/25	12,050,000	12,055,129	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.155%)	5.465%	8/21/25	18,195,000	18,198,608	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.155%)	5.465%	8/22/25	11,055,000	11,057,212	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.130%)	5.440%	10/3/25	200,000,000	200,017,338	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.150%)	5.460%	12/11/25	75,000,000	75,000,000	(a)
Federal Home Loan Bank (FHLB) (SOFR + 0.145%)	5.455%	1/5/26	100,000,000	100,000,000	(a)

See Notes to Financial Statements.

Government Portfolio 2024 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB), Discount Notes	5.426%	5/10/24	$67,000,000	$66,316,693	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.415%	5/13/24	100,000,000	98,939,472	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.427%	5/15/24	75,000,000	74,181,406	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.266%	7/10/24	26,000,000	25,523,160	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.210%	7/31/24	50,000,000	48,949,722	(b)
Federal Home Loan Bank (FHLB), Discount Notes	4.867%	10/31/24	95,000,000	92,025,233	(b)
Federal Home Loan Bank (FHLB), Discount Notes	4.994%	11/26/24	50,000,000	48,228,125	(b)
Federal Home Loan Bank (FHLB), Discount Notes	4.929%	1/10/25	50,000,000	47,965,625	(b)
Federal Home Loan Bank (FHLB), Discount Notes	5.066%	2/3/25	50,000,000	47,756,479	(b)
Federal National Mortgage Association (FNMA)	1.625%	1/7/25	70,000,000	68,094,521
Total U.S. Government Agencies				4,886,631,651
U.S. Treasury Bills — 12.0%
U.S. Cash Management Bill	5.430%	4/4/24	100,000,000	99,495,667	(b)
U.S. Treasury Bills	4.414%	3/5/24	110,000,000	109,935,117	(b)
U.S. Treasury Bills	5.053%	3/12/24	100,000,000	99,838,514	(b)
U.S. Treasury Bills	5.224%	3/19/24	120,000,000	119,683,200	(b)
U.S. Treasury Bills	5.274%	3/21/24	125,000,000	124,631,945	(b)
U.S. Treasury Bills	5.303%	3/26/24	190,000,000	189,303,889	(b)
U.S. Treasury Bills	5.303%	3/28/24	75,000,000	74,704,125	(b)
U.S. Treasury Bills	5.340%	4/2/24	265,000,000	263,759,800	(b)(c)
U.S. Treasury Bills	5.439%	4/11/24	200,700,000	199,483,981	(b)
U.S. Treasury Bills	5.402%	4/16/24	150,000,000	148,989,916	(b)
U.S. Treasury Bills	5.360%	4/23/24	50,000,000	49,616,302	(b)
U.S. Treasury Bills	5.481%	4/25/24	90,000,000	89,268,194	(b)
U.S. Treasury Bills	5.372%	4/30/24	50,000,000	49,565,833	(b)(c)
U.S. Treasury Bills	5.376%	5/2/24	90,000,000	89,192,450	(b)
U.S. Treasury Bills	5.462%	5/16/24	75,000,000	74,165,583	(b)
U.S. Treasury Bills	5.447%	5/30/24	67,000,000	66,122,300	(b)
U.S. Treasury Bills	5.355%	6/4/24	200,000,000	197,281,945	(b)
U.S. Treasury Bills	5.273%	6/27/24	250,000,000	245,857,971	(b)

See Notes to Financial Statements.

16	Government Portfolio 2024 Semi-Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Bills — continued
U.S. Treasury Bills	5.268%	7/5/24	$55,000,000	$54,028,837	(b)
U.S. Treasury Bills	5.231%	8/1/24	84,000,000	82,217,040	(b)
U.S. Treasury Bills	4.863%	1/23/25	40,000,000	38,328,548	(b)
Total U.S. Treasury Bills				2,465,471,157
U.S. Treasury Notes — 11.6%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield - 0.075%)	5.251%	4/30/24	100,000,000	99,981,189	(a)
U.S. Treasury Notes	2.125%	7/31/24	60,000,000	59,238,591
U.S. Treasury Notes	3.000%	7/31/24	257,500,000	254,944,497
U.S. Treasury Notes	0.375%	8/15/24	200,000,000	195,498,634
U.S. Treasury Notes	2.375%	8/15/24	178,100,000	175,719,852
U.S. Treasury Notes	0.625%	10/15/24	60,000,000	58,439,869
U.S. Treasury Notes	4.375%	10/31/24	40,000,000	39,839,839
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	5.466%	10/31/24	444,500,000	444,403,377	(a)
U.S. Treasury Notes	0.750%	11/15/24	98,000,000	94,990,955
U.S. Treasury Notes	2.250%	11/15/24	100,000,000	98,021,390
U.S. Treasury Notes	1.500%	11/30/24	50,000,000	48,769,440
U.S. Treasury Notes	2.125%	11/30/24	125,000,000	122,337,055
U.S. Treasury Notes	1.000%	12/15/24	60,000,000	58,228,568
U.S. Treasury Notes	4.250%	12/31/24	75,000,000	74,484,833
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.169%)	5.418%	4/30/25	350,000,000	349,950,708	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	5.501%	10/31/25	75,000,000	74,961,450	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.245%)	5.545%	1/31/26	120,000,000	120,108,268	(a)
Total U.S. Treasury Notes				2,369,918,515
Repurchase Agreements — 49.4%
Bank of Montreal tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $325,047,847; (Fully collateralized by U.S. government obligations, 4.000% to 6.324% due 4/20/40 to 12/20/52; Market value — $341,250,000)	5.300%	3/1/24	325,000,000	325,000,000

See Notes to Financial Statements.

Government Portfolio 2024 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
BMO Capital Markets Corp. tri-party repurchase agreement dated 2/1/24; Proceeds at maturity — $201,780,000; (Fully collateralized by U.S. government obligations, 1.450% to 10.943% due 10/25/24 to 4/20/72; Market value — $209,284,297)	5.340%	4/1/24	$200,000,000	$200,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $100,014,750; (Fully collateralized by U.S. government obligations, 0.000% to 7.500% due 1/31/25 to 2/20/54; Market value — $102,020,465)	5.310%	3/1/24	100,000,000	100,000,000
BofA Securities Inc. tri-party repurchase agreement dated 1/2/24; Proceeds at maturity — $101,347,306; (Fully collateralized by U.S. government obligations, 2.000% to 8.000% due 6/1/26 to 2/1/54; Market value — $102,000,000)	5.330%	4/2/24	100,000,000	100,000,000
BofA Securities Inc. tri-party repurchase agreement dated 1/2/24; Proceeds at maturity — $101,354,889; (Fully collateralized by U.S. government obligations, 1.000% to 8.500% due 3/20/25 to 9/20/64; Market value — $102,000,000)	5.360%	4/2/24	100,000,000	100,000,000
BofA Securities Inc. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $150,022,125; (Fully collateralized by U.S. government obligations, 1.500% to 7.000% due 5/1/30 to 2/20/69; Market value — $153,000,000)	5.310%	3/1/24	150,000,000	150,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $25,003,674; (Fully collateralized by U.S. government obligations, 0.250% to 3.750% due 12/31/25 to 2/15/50; Market value — $25,503,786)	5.290%	3/1/24	25,000,000	25,000,000

See Notes to Financial Statements.

18	Government Portfolio 2024 Semi-Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $150,022,125; (Fully collateralized by U.S. government obligations, 2.000% to 6.500% due 5/1/28 to 2/1/54; Market value — $153,022,609)	5.310%	3/1/24	$150,000,000	$150,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $200,029,444; (Fully collateralized by U.S. government obligations, 2.000% to 4.000% due 11/1/48 to 5/1/52; Market value — $204,000,000)	5.300%	3/1/24	200,000,000	200,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $1,735,255,431; (Fully collateralized by U.S. government obligations, 0.875% to 2.375% due 8/15/27 to 2/15/32; Market value — $1,735,255,464)	5.300%	3/1/24	1,735,000,000	1,735,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $350,051,528; (Fully collateralized by U.S. government obligations, 0.125% to 4.250% due 10/15/25 to 5/15/48; Market value — $357,000,011)	5.300%	3/1/24	350,000,000	350,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $498,671,543; (Fully collateralized by U.S. government obligations, 2.000% to 3.500% due 8/15/25 to 9/15/25; Market value — $508,569,998)	5.310%	3/1/24	498,598,000	498,598,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $950,140,125; (Fully collateralized by U.S. government obligations, 0.000% to 2.250% due 5/9/24 to 11/15/25; Market value — $969,000,000)	5.310%	3/1/24	950,000,000	950,000,000

See Notes to Financial Statements.

Government Portfolio 2024 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
ING Financial Markets LLC tri-party repurchase agreement dated 1/12/24; Proceeds at maturity — $101,191,111; (Fully collateralized by U.S. government obligations, 1.500% to 6.500% due 7/1/33 to 1/1/54; Market value — $102,000,000)	5.360%	4/1/24	$100,000,000	$100,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/1/24; Proceeds at maturity — $100,728,194; (Fully collateralized by U.S. government obligations, 2.000% to 8.000% due 2/1/32 to 2/1/54; Market value — $102,000,000)	5.350%	3/21/24	100,000,000	100,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/1/24; Proceeds at maturity — $201,456,389; (Fully collateralized by U.S. government obligations, 1.500% to 6.500% due 7/1/33 to 1/1/57; Market value — $204,000,001)	5.350%	3/21/24	200,000,000	200,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $245,036,069; (Fully collateralized by U.S. government obligations, 0.000% to 4.875% due 3/15/24 to 2/15/49; Market value — $249,900,004)	5.300%	3/1/24	245,000,000	245,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $38,005,594; (Fully collateralized by U.S. government obligations, 2.750% to 4.750% due 5/15/25 to 8/15/53; Market value — $38,760,019)	5.300%	3/1/24	38,000,000	38,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $307,045,283; (Fully collateralized by U.S. government obligations, 1.500% to 7.000% due 6/1/33 to 1/1/57; Market value — $313,140,000)	5.310%	3/1/24	307,000,000	307,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $300,044,250; (Fully collateralized by U.S. government obligations, 1.500% to 6.500% due 12/1/26 to 1/1/54; Market value — $306,000,001)	5.310%	3/1/24	300,000,000	300,000,000

See Notes to Financial Statements.

20	Government Portfolio 2024 Semi-Annual Report

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
ING Financial Markets LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $200,206,889; (Fully collateralized by U.S. government obligations, 1.500% to 6.500% due 7/1/33 to 1/1/54; Market value — $204,000,001)	5.320%	3/7/24	$200,000,000	$200,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $225,033,125; (Fully collateralized by U.S. government obligations, 4.125% to 4.625% due 10/15/26 to 7/31/28; Market value — $229,533,843)	5.300%	3/1/24	225,000,000	225,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $700,103,250; (Fully collateralized by U.S. government obligations, 1.500% to 7.500% due 5/1/30 to 2/1/54; Market value — $714,105,315)	5.310%	3/1/24	700,000,000	700,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $300,044,333; (Fully collateralized by U.S. government obligations, 1.754% to 7.425% due 11/1/24 to 9/1/52; Market value — $306,045,220)	5.320%	3/1/24	300,000,000	300,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $350,051,625; (Fully collateralized by U.S. government obligations, 2.750% to 4.625% due 2/28/26 to 5/31/29; Market value — $357,000,055)	5.310%	3/1/24	350,000,000	350,000,000
Nomura Securities International Inc. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $400,059,000; (Fully collateralized by U.S. government obligations, 1.500% to 7.000% due 1/15/28 to 5/15/65; Market value — $408,060,307)	5.310%	3/1/24	400,000,000	400,000,000

See Notes to Financial Statements.

Government Portfolio 2024 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Government Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Societe Generale NY tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $700,103,250; (Fully collateralized by U.S. government obligations, 2.000% to 5.500% due 12/20/44 to 8/20/52; Market value — $714,000,000)	5.310%	3/1/24	$700,000,000	$700,000,000
TD Securities LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $135,422,934; (Fully collateralized by U.S. government obligations, 2.500% to 4.500% due 7/1/50 to 10/1/52; Market value — $138,111,060)	5.300%	3/1/24	135,403,000	135,403,000
TD Securities LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $100,014,750; (Fully collateralized by U.S. government obligations, 3.500% to 8.000% due 1/20/43 to 1/20/54; Market value — $102,000,000)	5.310%	3/1/24	100,000,000	100,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $850,125,375; (Fully collateralized by U.S. government obligations, 1.500% to 7.500% due 7/1/24 to 3/1/54; Market value — $867,000,000)	5.310%	3/1/24	850,000,000	850,000,000
Total Repurchase Agreements				10,134,001,000
Total Investments — 96.8% (Cost — $19,856,022,323#)				19,856,022,323
Other Assets in Excess of Liabilities — 3.2%				654,468,014
Total Net Assets — 100.0%				$20,510,490,337

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

(c)	Securities traded on a when-issued or delayed delivery basis.

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

22	Government Portfolio 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2024

Assets:
Investments, at value	$9,722,021,323
Repurchase agreements, at value	10,134,001,000
Cash	605,159,645
Interest receivable	49,651,518
Total Assets	20,510,833,486

Liabilities:
Fund accounting fees payable	132,830
Trustees’ fees payable	84,174
Legal fees payable	50,767
Custody fees payable	40,462
Accrued expenses	34,916
Total Liabilities	343,149
Total Net Assets	$20,510,490,337

Represented by:
Paid-in capital	$20,510,490,337

See Notes to Financial Statements.

Government Portfolio 2024 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended February 29, 2024

Investment Income:
Interest	$548,455,048

Expenses:
Investment management fee (Note 2)	10,142,790
Trustees’ fees	248,792
Fund accounting fees	146,482
Legal fees	110,033
Interest expense	69,430
Custody fees	33,667
Audit and tax fees	16,163
Miscellaneous expenses	48,671
Total Expenses	10,816,028
Less: Fee waivers and/or expense reimbursements (Note 2)	(10,142,790)
Net Expenses	673,238
Net Investment Income	547,781,810
Net Realized Gain on Investments	244,498
Increase in Net Assets From Operations	$548,026,308

See Notes to Financial Statements.

24	Government Portfolio 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2024 (unaudited) and the Year Ended August 31, 2023	2024	2023

Operations:
Net investment income	$547,781,810	$1,013,484,631
Net realized gain	244,498	829,465
Increase in Net Assets From Operations	548,026,308	1,014,314,096

Capital Transactions:
Proceeds from contributions	90,860,082,349	279,878,198,410
Value of withdrawals	(91,282,047,657)	(274,304,821,771)
Increase (Decrease) in Net Assets From Capital Transactions	(421,965,308)	5,573,376,639
Increase in Net Assets	126,061,000	6,587,690,735

Net Assets:
Beginning of period	20,384,429,337	13,796,738,602
End of period	$20,510,490,337	$20,384,429,337

See Notes to Financial Statements.

Government Portfolio 2024 Semi-Annual Report	25

Financial highlights

For the years ended August 31, unless otherwise noted:
	2024[1]		2023	2022	2021	2020	2019

Net assets, end of period (millions)	$20,510		$20,384	$13,797	$18,484	$19,125	$12,505
Total return[2]	2.73%		4.52%	0.55%	0.10%	1.08%	2.35%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.01	0.01	0.01
Net investment income	5.40	[3]	4.51	0.49	0.10	0.95	2.32

[1]	For the six months ended February 29, 2024 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Government Portfolio 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the“ 1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2024, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Government Portfolio 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$19,856,022,323	—	$19,856,022,323
† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and

28	Government Portfolio 2024 Semi-Annual Report

delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(e) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2023, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Government Portfolio 2024 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2024, fees waived and/or expenses reimbursed amounted to $10,142,790.

FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 29, 2024,the Portfolio did not invest in derivative instruments.

30	Government Portfolio 2024 Semi-Annual Report

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 23, 2024